CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 15,351	$ 2,367	¥ 22,482
Restricted cash	14	2	147
Due from related parties, net of bad debt allowance (note 3)	29,179	4,499	22,305
Accounts receivable, net	260	40	3,111
Advances to suppliers	5,799	894	2,473
Inventories (note 5)	4,178	644	13,568
Other current assets	3,362	518	312
Total current assets	58,143	8,964	64,398
Asset held for sale (note 6)			5,652
Land use rights, net (note 7)	1,854	286	9,785
Plant and equipment, net (note 8)	48,684	7,507	115,451
Long-term investment (note 9)	4,596	709	10,353
Acquired intangible assets, net (note 10)	3,774	582	4,648
Operating lease right of use assets and operating lease liability	1,904	294	2,253
Due from related party-noncurrent (note 3)	0	0	42,246
Other assets	83	13	97
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB144,038 and RMB52,894 as of September 30, 2020 and 2021, respectively) (note 1)	119,038	18,355	254,883
Current liabilities:
Borrowings (note 12)	137,660	21,226
Accounts payable	9,170	1,414	9,597
Due to growers	6,673	1,029	6,673
Due to related parties (note 3)	30,269	4,667	26,481
Advances from customers	45,754	7,055	64,690
Income tax payable	908	140	936
Lease Liability - current	559	86	559
Other payables and accrued expenses (note 13)	55,374	8,541	68,004
Total current liabilities	286,367	44,158	176,940
Long-term borrowing (note 12)			137,660
Lease Liability - noncurrent	2,552	393	2,671
Other long-term liability (note14)	15,717	2,423	23,074
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB310,711 and RMB274,114 as of September 30, 2020 and 2021, respectively) (note 1)	304,636	46,974	340,345
Commitments and contingencies (note 23)
Shareholders' equity (deficit):
Common stock (no par value); 60,000,000 shares authorized, 5,466,633 and 5,708,003 shares issued as of September 30, 2020 and 2021	0	0	0
Additional paid-in capital (note 15)	539,315	83,158	514,675
Accumulated deficit	(650,633)	(100,323)	(559,104)
Treasury stock at cost 34,909 and 20,523 shares as of September 30, 2020 and 2021, respectively)	(6,133)	(946)	(10,356)
Accumulated other comprehensive loss	(23,221)	(3,581)	(22,405)
Total Origin Agritech Limited shareholders' deficit	(140,672)	(21,692)	(77,190)
Non-controlling interests	(44,926)	(6,927)	(8,272)
Total deficit	(185,598)	(28,619)	(85,462)
Total liabilities and equity	¥ 119,038	$ 18,355	¥ 254,883